Performance Management	Aug. 27, 2026
Day Hagan Smart Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.dhfunds.com or by calling 1-800-594-7930.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 11.27% (quarter ended December 31, 2021), and the lowest return for a quarter was -12.08% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of June 30, 2026 was 13.47%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	13.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	11.27%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(12.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	Since Inception (January 16, 2020)
Return Before Taxes	16.57%	11.59%	12.72%
Return After Taxes on Distributions	16.33%	11.38%	12.52%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	9.19%	10.24%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.67%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.dhfunds.com
Performance Availability Phone [Text]	1-800-594-7930
Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.dhfunds.com or by calling 1-800-594-7930.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended December 31, 2023), and the lowest return for a quarter was -5.20% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of June 30, 2026 was 0.72%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	0.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	5.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(5.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception (September 28, 2021)
Return Before Taxes	6.53%	(0.27)%
Return After Taxes on Distributions	5.03%	(1.56)%
Return After Taxes on Distributions and Sale of Fund Shares	3.86%	(0.76)%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.04)%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.dhfunds.com
Performance Availability Phone [Text]	1-800-594-7930
Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.dhfunds.com or by calling 1-800-594-7930.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 9.59% (quarter ended June 30, 2025), and the lowest return for a quarter was -7.00% (quarter ended December 31, 2024).

The Fund’s year-to-date return as of June 30, 2026 was 3.24%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	3.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	9.59%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(7.00%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception (June 30, 2022)
Return Before Taxes	26.97%	12.22%
Return After Taxes on Distributions	26.18%	11.52%
Return After Taxes on Distributions and Sale of Fund Shares	16.52%	9.44%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)	33.11%	16.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.dhfunds.com
Performance Availability Phone [Text]	1-800-594-7930
Day Hagan Smart Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund is a relatively new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available at no cost at www.dhfunds.com or by calling 1-800-594-7930.

Performance One Year or Less [Text]	Because the Fund is a relatively new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.dhfunds.com
Performance Availability Phone [Text]	1-800-594-7930
Eventide High Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index, as well as an additional index (the “Strategy Benchmark”) that the Adviser believes is more representative of the Fund’s investment universe. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.EventideETFs.com or by calling 1-877-771-3836.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index, as well as an additional index (the “Strategy Benchmark”) that the Adviser believes is more representative of the Fund’s investment universe.
Bar Chart [Heading]	Annual Total Returns Eventide High Dividend Fund Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 5.80% (quarter ended September 30, 2025), and the lowest return for a quarter was 0.01% (quarter ended December 31, 2025).

The Fund’s year-to-date return as of June 30, 2026 was 24.99%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	24.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	5.80%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to Shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception (September 30, 2024)
Return Before Taxes	10.22%	7.22%
Return After Taxes on Distributions	9.51%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.39%	5.40%
Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	13.09%	12.85%
Bloomberg US 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes) (the “Strategy Benchmark”)	16.53%	11.15%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to Shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.EventideETFs.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost at www.EventideETFs.com or by calling 1-877-771-3836.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.EventideETFs.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost at www.EventideETFs.com or by calling 1-877-771-3836.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.EventideETFs.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost at www.EventideETFs.com or by calling 1-877-771-3836.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.EventideETFs.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Small Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost at www.EventideETFs.com or by calling 1-877-771-3836.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.EventideETFs.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide US Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.EventideETFs.com or by calling 1-877-771-3836.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns Eventide US Market Fund Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 10.40% (quarter ended June 30, 2025), and the lowest return for a quarter was (2.50)% (quarter ended March 31, 2025 ).

The Fund’s year-to-date return as of June 30, 2026 was 14.32%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	14.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	10.40%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(2.50%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to Shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception (December 17, 2024)
Return Before Taxes	12.19%	8.47%
Return After Taxes on Distributions	11.95%	8.23%
Return After Taxes on Distributions and Sale of Fund Shares	7.38%	6.44%
Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.21%	13.12%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to Shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.EventideETFs.com
Performance Availability Phone [Text]	1-877-771-3836
Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index, as well as an additional index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Prior to January 5, 2025, the Fund was a passively managed ETF and sought to track the performance of its underlying index, which was designed to provide broad exposure to gold and corporate bonds. Effective January 5, 2025, the Fund changed its investment strategy and its name to Strategy Shares Gold Enhanced Yield ETF (formerly, Strategy Shares Gold-Hedged Bond ETF). Performance information for periods prior to January 5, 2025, does not reflect the Fund’s current investment strategy; consequently, such performance information may be less pertinent for investors considering whether to purchase shares of the Fund, as the Fund’s performance may have been different if the Fund’s portfolio was managed under the current investment objective, strategies, and policies.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index, as well as an additional index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 17.97% (quarter ended December 31, 2023), and the lowest return for a quarter was (14.70)% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of June 30, 2026 was (25.56)%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	(25.56%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	17.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(14.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For fiscal year or period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception (May 17, 2021)
Return Before Taxes	57.44%	11.88%
Return After Taxes on Distributions	52.25%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares	33.54%	8.43%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses or taxes)	7.30%	0.21%
Bloomberg U.S. Corporate TR Index* (reflects no deduction for fees, expenses or taxes)	7.77%	0.70%

*	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.strategysharesetfs.com
Performance Availability Phone [Text]	(855) 4SS-ETFS or (855) 477-3837
Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Newfound/ReSolve Robust Equity Momentum Index, as well as a broad-based market index reflecting the performance of growth stocks. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Newfound/ReSolve Robust Equity Momentum Index, as well as a broad-based market index reflecting the performance of growth stocks.
Bar Chart [Heading]	Annual Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 12.13% (quarter ended December 31, 2020), and the lowest return for a quarter was (19.46)% (quarter ended March 31, 2020).

The Fund’s year-to-date return as of June 30, 2026 was 6.31%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	6.31%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	12.13%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(19.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
	1 Year	5 Years	Since Inception (November 1, 2019)
Return Before Taxes	9.19%	7.58%	6.29%
Return After Taxes on Distributions	6.80%	6.86%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.69%	5.85%	4.84%
Newfound/ReSolve Robust Equity Momentum Index (reflects no deduction for fees, expenses or taxes)	10.38%	8.40%	6.80%
MSCI ACWI Gross Total Return (reflects no deduction for fees, expenses or taxes)	22.87%	11.70%	13.27%
S&P Target Risk Balanced Index (reflects no deduction for fees, expenses or taxes)	16.59%	7.05%	8.12%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.strategysharesetfs.com
Performance Availability Phone [Text]	(855) 4SS-ETFS or (855) 477-3837
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Nasdaq 7HANDLTM Index, as well as a broad-based market index reflecting the performance of investment grade fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Nasdaq 7HANDLTM Index, as well as a broad-based market index reflecting the performance of investment grade fixed income securities.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended June 30, 2020), and the lowest return for a quarter was (12.60)% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of June 30, 2026 was 7.42%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	11.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(12.60%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
	1 Year	5 Years	Since Inception (January 16, 2018)
Return Before Taxes	10.62%	4.19%	5.56%
Return After Taxes on Distributions	9.25%	2.67%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	2.57%	3.58%
Nasdaq 7HANDLTM Index (reflects no deduction for fees, expenses or taxes)	11.90%	5.54%	6.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.80%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.strategysharesetfs.com
Performance Availability Phone [Text]	(855) 4SS-ETFS or (855) 477-3837
MONOPOLY ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling (855) 4SS-ETFS or (855) 477-3837 and on the Fund’s website at www.strategysharesetfs.com.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.strategysharesetfs.com
Performance Availability Phone [Text]	(855) 4SS-ETFS or (855) 477-3837